BUSINESS ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair market value of the considerations
	Shares	FMV
Closing Consideration Shares	12,947,657	$2,071,625
ANDA Consideration Shares	12,947,655	1,657,300
Total	25,895,312	$3,728,925

Schedule of Aggregate purchase price consideration

The total purchase price is summarized as follows:
Cash consideration	$43,124
Fair value of common stock issued at closing	2,071,625
Fair value of ANDA consideration shares	1,657,300
Fair value of future earn out payments	1,205,000
Total	$4,977,049

Fair value of assets acquired and liabilities assumed
Cash	$43,124
Prepaid expenses	25,907
Total tangible assets	69,031

Product rights and related manufacturing agreement	4,681,000
Trademarks	150,000
Total identifiable intangible assets	4,831,000

Goodwill	120,143
Total acquired assets	5,020,174

Other current liabilities	(43,125)
Total assumed liabilities	(43,125)

Acquired assets net of assumed liabilities	$4,977,049

Schedule of Pro forma information for Acquisition of Novalere
	Year Ended December 31, 2015		Year Ended December 31, 2014
	As Reported	Pro Forma (unaudited)	As Reported	Pro Forma (unaudited)
Net revenues	$735,717	$735,717	$1,030,113	$1,030,113
Net loss	$(4,202,628)	$(4,578,521)	$(4,826,967)	$(8,350,196)
Net loss per share of common stock – basic and diluted	$(0.08)	$(0.09)	$(0.20)	$(0.22)
Weighted average number of shares outstanding – basic and diluted	52,517,530	53,794,559	24,384,037	37,331,694

Novalere [Member]
Schedule of Aggregate purchase price consideration
The total purchase price is summarized as follows:
Cash consideration	$300,000
Fair value of future earn out payments	314,479
Total	$614,479

Schedule of Pro forma information for Acquisition of Assets of Beyond Human
	Six Months Ended June 30, 2016		Six Months Ended June 30, 2015
	As Reported	Pro Forma (unaudited)	As Reported	Pro Forma (unaudited)
Net revenues	$1,244,983	$1,294,621	$380,325	$1,868,770
Net loss	$(5,545,473)	$(5,558,509)	$(2,366,031)	$(2,178,643)
Net loss per share of common stock – basic and diluted	$(0.08)	$(0.08)	$(0.06)	$(0.06)
Weighted average number of shares outstanding – basic and diluted	70,271,333	70,271,333	37,909,664	37,909,664

	Three Months Ended June 30, 2015
	As Reported	Pro Forma (unaudited)
Net revenues	$183,473	$1,123,661
Net loss	$(864,273)	$(645,347)
Net loss per share of common stock – basic and diluted	$(0.02)	$(0.02)
Weighted average number of shares outstanding – basic and diluted	40,816,767	40,816,767

Schedule of Pro forma information for Acquisition of Novalere
	Six Months Ended June 30, 2015
	As Reported	Pro Forma (unaudited)
Net revenues	$380,325	$380,325
Net loss	$(2,366,031)	$(2,682,161)
Net loss per share of common stock – basic and diluted	$(0.06)	$(0.07)
Weighted average number of shares outstanding – basic and diluted	37,909,664	40,413,334